Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
25.	RELATED PARTY TRANSACTIONS

Rasna Therapeutics Inc is a related party as Kunwar Shailubhai, director of our Company, is also a director of Rasna. In addition, Tiziano Lazzaretti, CFO of Tiziana, is also CFO of Rasna. Rasna is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as the payroll and rent. As of December 31, 2019, $5k was owed to Tiziana Life Sciences PLC.

OKYO Pharma Ltd is a related party as Kunwar Shailubhai, director of our Company, is also a director of OKYO. In addition, Tiziano Lazzaretti, CFO of Tiziana, is also CFO of OKYO. OKYO is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as the payroll and rent. As of December 31, 2019, $28k was owed to Tiziana Life Sciences PLC in respect of this agreement. OKYO Pharma Ltd has also extended a short term loan facility of $527k to Tiziana with interest payable of 20% per annum, as Tiziana failed to repay the amount owed by the repayment date. In respect of this loan, $264k was due as of December 31, 2019 and $40k was recognized in the Statement of Comprehensive Income during the year ended December 31, 2019 with regards to the interest accrued on the loan.

Gensignia Life Sciences Inc is a related party as Kunwar Shailubhai, director of our Company, is also a director of Gensignia. In addition, Tiziano Lazzaretti, CFO of Tiziana, is also CFO of Gensignia. As of December 31, 2019, $320k was owed to Tiziana Life Sciences PLC.

Planwise Group Limited is a related party as Gabriele Cerrone, Executive Chairman, is considered to have a beneficial interest in the shares and voting rights held Planwise Group Limited. As described in Note 19, the Company has a Convertible Debt Instrument outstanding with Planwise and as of December 31, 2019, Tiziana owed $332k (2018: £310k) with respect to this instrument.